UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2011

Check here if Amendment [  ];     Amendment Number:
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:     028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Head
Title:     Compliance Officer
Phone:     +44 (0)20 7968 7378

Signature, Place, and Date of Signing:

 /s/ Peter Head     London, England     November 14, 2011
----------------     ---------------     -----------------
[Signature]          [City, State]       [Date]

Report Type     (Check only one):

[x]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  Nil

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $       50,273
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMYLIN PHARMACEUTICALS INC    Note 3.000% 6/1  032346AF5      534   600000 PRN      SOLE                 600000      0    0
ARCH CHEMICALS INC            COM              03937R102     3842    81800 SH       SOLE                  81800      0    0
CACI INTL INC                 NOTE 2.125% 5/0  127190AD8      553   500000 PRN      SOLE                 500000      0    0
CHART INDS INC                NOTE 2.000% 8/0  16115QAC4      550   600000 PRN      SOLE                 600000      0    0
CISCO SYS INC                 COM              17275R102      465    30000 SH       SOLE                 300000      0    0
CONTINUCARE CORP              COM              212172100     9932  1561307 SH       SOLE                1561307      0    0
COVANTA HLDG CORP             NOTE 3.250% 6/0  22282EAC6      763   700000 PRN      SOLE                 700000      0    0
CSR PLC                       SPONSORED ADR    12640Y205     1011    69208 SH       SOLE                  69208      0    0
ELAN PLC                      ADR              284131208      474    45000 SH       SOLE                  45000      0    0
EQUINIX INC                   NOTE 3.000% 10/1 29444UAG1      525   500000 PRN      SOLE                 500000      0    0
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3      544   500000 PRN      SOLE                 500000      0    0
GOLDCORP INC NEW              NOTE 2.000% 8/0  380956AB8      747   600000 PRN      SOLE                 600000      0    0
HEALTH CARE REIT INC          NOTE 3.000% 12/0 42217KAR7      533   500000 PRN      SOLE                 500000      0    0
INCONIX BRAND GROUP INC       NOTE 1.875% 6/3  451055AB3      592   600000 PRN      SOLE                 600000      0    0
INSULETCORP                   NOTE 3.750% 6/1  45784PAC5      448   500000 PRN      SOLE                 500000      0    0
JOHNSON &JOHNSON              COM              478160104      478     7500 SH       SOLE                   7500      0    0
MORGAN STANLEY                COM NEW          617446448      243    18000 SH       SOLE                  18000      0    0
MYLAN INC                     NOTE 1.250% 3/1  628530AG2      602   600000 PRN      SOLE                 600000      0    0
NESS TECHNOLOGIES INC         COM              64104X108    10856  1417196 SH       SOLE                1417196      0    0
PROMOTORA DE INFORMACIONES S  ADR CL B CONV    74343G303        4   144000 SH       SOLE                 144000      0    0
PROMOTORA DE INFORMACIONES S  ADR CL B CONV    74343G303        7   150000 SH       SOLE                 150000      0    0
PROMOTORA DE INFORMACTIONES S ADR CL B CONV    74343G303     7056  1599917 SH       SOLE                1599917      0    0
RTI INTL METALS INC           NOTE 3.000% 12/0 74973WAA5      506   500000 PRN      SOLE                 500000      0    0
SANDISK CORP                  NOTE 1.500% 8/1  80004CAD3      630   600000 PRN      SOLE                 600000      0    0
SBA COMMUNICATIONS CORP       NOTE 4.000% 10/0 78388JAM8      388   300000 PRN      SOLE                 300000      0    0
TELEPHONE & DATA SYS INC      SPL COM          879433860     6512   330031 SH       SOLE                 330031      0    0
TIM TECHNOLOGIES INC          NOTE 3.250% 5/1  87305RAC3      496   500000 PRN      SOLE                 500000      0    0
VIRGIN MEDIA INC              NOTE 6.500% 11/1 92769LAB7      982   650000 PRN      SOLE                 650000      0    0


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